Significant Accounting Policies (Details Textual)	12 Months Ended
Dec. 31, 2012 Plan Segment Trust
Significant Accounting Policies (Additional Textual) [Abstract]
Number of operating segment	1
Modified loan terms	6 months
Number of stock option plans	3
Consumer loans charge off period	120 days
Number of trusts excluded for issuance of trust preferred securities	5
Loan and leases due period for discontinuation of interest accrual	90 days
Stock Options [Member]
Significant Accounting Policies (Textual) [Abstract]
Stock based compensation award vesting period for amortization	5 years
Restricted Stock [Member]
Significant Accounting Policies (Textual) [Abstract]
Stock based compensation award vesting period for amortization	5 years
Building [Member] | Maximum [Member]
Significant Accounting Policies (Textual) [Abstract]
Estimated useful lives of assets	40 years
Building [Member] | Minimum [Member]
Significant Accounting Policies (Textual) [Abstract]
Estimated useful lives of assets	25 years
Leasehold Improvements [Member] | Maximum [Member]
Significant Accounting Policies (Textual) [Abstract]
Estimated useful lives of assets	25 years
Leasehold Improvements [Member] | Minimum [Member]
Significant Accounting Policies (Textual) [Abstract]
Estimated useful lives of assets	5 years
Furniture and Equipment [Member] | Maximum [Member]
Significant Accounting Policies (Textual) [Abstract]
Estimated useful lives of assets	12 years
Furniture and Equipment [Member] | Minimum [Member]
Significant Accounting Policies (Textual) [Abstract]
Estimated useful lives of assets	3 years